Income Taxes - Group's deferred tax liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Income Taxes
Beginning balance	¥ 3,961		¥ 2,226
Increase during the year			1,667
Decrease due to amortization of intangible assets	(207)		(17)
Exchange translation adjustment	(206)		85
Ending balance	¥ 3,548	$ 549	¥ 3,961